Fair Value Measures (Details) - Fair Value, Recurring - USD ($)	Sep. 24, 2022	Sep. 25, 2021
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total assets	$ 333,388,000	$ 152,204,000
Total liabilities	0	0
Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total assets	333,388,000	152,204,000
Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total assets	0	0
Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total assets	0	0
Money market funds
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total assets	333,388,000	152,204,000
Money market funds | Level 1
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total assets	333,388,000	152,204,000
Money market funds | Level 2
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total assets	0	0
Money market funds | Level 3
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Total assets	$ 0	$ 0